Consolidated Statements of Stockholders' Equity Statement (USD $)	Total	Common Stock	Paid in Capital	Retained Earnings (Deficit)
Beginning Balance at Dec. 31, 2009	$ 6,874,577	$ 4,623	$ 12,734,115	$ (5,864,161)
Beginning Balance, Shares at Dec. 31, 2009		4,623,077
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	89,934		89,934
Issuance of common stock and warrants in connection with private placement transaction, Shares issued		4,757,500
Issuance of common stock and warrants in connection with private placement transaction, Amount	1,705,888	4,758	1,701,130
Net (loss)	(361,885)			(361,885)
Ending Balance at Dec. 31, 2010	8,308,514	9,381	14,525,179	(6,226,046)
Ending Balance, Shares at Dec. 31, 2010	9,380,577	9,380,577
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	44,966		44,966
Net (loss)	(596,116)			(596,116)
Ending Balance at Jun. 30, 2011	$ 7,757,364	$ 9,381	$ 14,570,145	$ (6,822,162)
Ending Balance, Shares at Jun. 30, 2011	9,380,577	9,380,577